OTHER ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
OTHER ASSETS
Restricted cash	$ 31	$ 927
Reimbursement rights	12,178	4,705
Deferred tax assets		145
Other assets	$ 12,209	$ 5,777